Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Information Regarding Reportable Segments
Information regarding the Company's reportable segments is as follows:

	Year Ended December 31, 2012			Year Ended December 31, 2011
	Revenue	Income (Loss) from Operations	Depreciation and Amortization	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)			(in thousands)
Domestic Offshore (a)	$355,762	$8,755	$76,890	$217,450	$(49,101)	$73,901
International Offshore (b)	135,047	(59,205)	45,577	237,047	57,842	52,278
International Liftboats	127,416	38,148	17,213	120,074	32,149	20,693
	$618,225	$(12,302)	$139,680	$574,571	$40,890	$146,872
Corporate	—	(47,425)	2,649	—	(47,302)	2,605
Total Company	$618,225	$(59,727)	$142,329	$574,571	$(6,412)	$149,477
  _____________________________

(a)	2012 Income (Loss) from Operations for the Company's Domestic Offshore segment includes an asset impairment charge of $25.5 million (See Note 12).

(b)
2012 Income (Loss) from Operations for the Company's International Offshore segment includes an asset impairment charge of $82.7 million (See Note 12). In addition, Income (Loss) from Operations for the Company's International Offshore segment includes a gain on the sale of Platform Rig 3 of $18.4 million and a gain on Hercules 185 insurance settlement of $27.3 million (See Notes 6 and 17).

	Year Ended December 31, 2010
	Revenue	Income (Loss) from Operations	Depreciation and Amortization
		(in thousands)
Domestic Offshore (a)	$124,063	$(197,797)	$82,898
International Offshore (b)	291,516	56,878	58,275
International Liftboats	121,535	39,573	18,617
	$537,114	$(101,346)	$159,790
Corporate	—	(39,335)	3,177
Total Company	$537,114	$(140,681)	$162,967
 _____________________________

(a)	2010 Income (Loss) from Operations includes an impairment of property and equipment charge of $84.7 million.

(b)	2010 Income (Loss) from Operations includes an impairment of property and equipment charge of $38.0 million.

	Total Assets
	December 31, 2012	December 31, 2011
	(in thousands)
Domestic Offshore	$980,973	$890,339
International Offshore	649,565	705,831
Inland	107,349	119,356
Domestic Liftboats	74,824	82,234
International Liftboats	147,823	154,974
Corporate	56,096	53,970
Total Company	$2,016,630	$2,006,704

	Year Ended December 31,
	2012	2011	2010
		(in thousands)
Capital Expenditures and Deferred Drydocking Expenditures:
Domestic Offshore	$42,016	$27,088	$11,133
International Offshore (a)	114,235	4,324	6,469
Inland	1,560	213	758
Domestic Liftboats	9,692	11,866	9,987
International Liftboats	8,489	11,217	7,470
Delta Towing	—	301	927
Corporate	2,613	213	314
Total Company	$178,605	$55,222	$37,058
  _____________________________

(a)	2012 Includes the purchase of Hercules 266 as well as related upgrades, contract specific refurbishments and mobilization costs.

Schedule of Revenue and Long-lived Assets by Country
The following tables present revenue and long-lived assets by country based on the location of the service provided:

	Year Ended December 31,
	2012	2011	2010
		(in thousands)
Operating Revenue:
United States	$356,042	$221,419	$128,982
Nigeria	105,176	98,256	97,163
Saudi Arabia	55,911	93,920	103,712
India	56	61,925	130,533
Other (a)	101,040	99,051	76,724
Total	$618,225	$574,571	$537,114

	As of December 31,
	2012	2011
	(in thousands)
Long-Lived Assets:
United States	$883,308	$1,034,511
Nigeria	83,979	99,812
Saudi Arabia	261,433	253,708
India	—	39,446
Other (a)	309,303	229,225
Total	$1,538,023	$1,656,702
  _____________________________

(a)	Other represents countries in which the Company operates that individually had operating revenue or long-lived assets representing less than 10% of total operating revenue or total long-lived assets.

Schedule of Revenue by Major Customers
Sales to customers exceeding 10 percent or more of the Company’s total revenue from continuing operations in any of the past three years are as follows:

	Year Ended December 31,
	2012	2011	2010
Chevron Corporation (a)	16%	24%	16%
Saudi Aramco (b)	7	15	17
Oil and Natural Gas Corporation Limited (b)	—	11	24
  _____________________________

(a)	Revenue included in the Company’s Domestic Offshore, International Offshore and International Liftboats segments.

(b)	Revenue included in the Company’s International Offshore segment.